Employee benefits (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure Of Employee Benefits [Abstract]
Gratuity payable	₨ 25,132		₨ 27,733	₨ 77,826
Compensated absences	134,817		102,170	67,178
Non-current provisions for employee benefits	₨ 159,949	$ 1,918	₨ 129,903	₨ 145,004